SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Schedule of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2014
Warehouse Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	2 years
Warehouse Equipment Member]
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Lives	3 years